Provisions (Tables)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Reconciliation of Changes in Provisions

	Post- employment benefits	Other provisions	Total	Current	Non current
	(in thousands)
At January 1, 2018	$904	$660	$1,564	$32	$1,532
Arising (released) during the year	86	590	676	—	—
Released (used) during the year	—	(32)	(32)	—	—
Released (unused) during the year	—	(167)	(167)	—	—
At December 31, 2018	990	1,051	2,041	352	1,689
Arising (released) during the year	94	190	284	—	—
Released (used) during the year	(21)	(352)	(373)	—	—
Released (unused) during the year	—	(47)	(47)	—	—
At December 31, 2019	1,063	842	1,905	—	1,905
Arising (released) during the year	92	378	470	—	—
Released (used) during the year	—		—	—	—
Released (unused) during the year	—	(411)	(411)	—	—
At December 31, 2020	$1,155	$809	$1,964	$90	$1,874

The movements in the provision for impairment of receivables were as follows:

	December 31,
	2018	2019	2020
	(in thousands)
At January 1,	$810	$2,592	$2,719
Charge for the year	1,782	515	47
Utilized amounts	—	(388)	—
Unutilized amounts	—	—	(42)
At year end	$2,592	$2,719	$2,724

Schedule of Main Assumptions Used
The main assumptions used in the calculation are the following:

	2018	2019	2020
Discount rate	1.57%	0.77%	0.34%
Salary increase	Between 1.5% and 3.5%	Between 1.5% and 3.5%	Between 1.5% and 3.5%
Retirement age	60-62 years	60-62 years	60-62 years
Turnover: depending on the seniority	Decrease by age from 2% for directors, Vice presidents and managers and from 10% for other employees. 0% for executive team	Decrease by age from 2% for directors, Vice presidents and managers and from 10% for other employees. 0% for executive team	Decrease by age from 2% for directors, Vice presidents and managers and from 12% for other employees. 0% for executive team